REVENUE - Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 814,139	$ 659,325	$ 522,310
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	699,769	563,747	447,314
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,454	28,237	30,087
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,331	3,012	6,550
Argentine pesos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,594	26,948	20,651
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,624	19,939	11,711
Colombian pesos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,791	6,831	4,068
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,795	8,030	46
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,781	$ 2,581	$ 1,883